Reserves	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Reserves
4 7	Reserves

(a)	Dividends
The directors did not propose any final dividend in respect of the years ended December 31, 2020 and 2019.

(b)	Share premium
The share premium represents the difference between the par value of the shares of the Company and proceeds received from the issuance of the shares of the Company.

(c)	Fair value reserve (recycling)
The fair value reserve (recycling) mainly comprises the hedge reserve which comprises the effective portion of the cumulative net change in the fair value of hedging instruments used in cash flow hedges pending subsequent recognition of the hedged cash flow in accordance with the accounting policy adopted for cash flow hedges in Note 2(g) and share of an associate’s cumulative net change in the fair value of debts investments measured at FVOCI.

(d)	Fair value reserve (non-recycling)
The fair value reserve (non-recycling) mainly comprises the Group’s and share of an associate’s cumulative net change in the fair value of equity investments designated at FVOCI under IFRS 9 that are held at the end of the reporting period (see Note 2(f)).

(e)	Other reserves
Other reserves mainly comprise statutory surplus reserve. According to the PRC Company Law and the Articles of Association of the Company and its certain subsidiaries, the Company and the relevant subsidiaries are required to transfer 10% of their annual net profits after taxation, as determined under the PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of the registered capital. The transfer to this reserve must be made before distribution of dividend to shareholders and when there are retained profits at the end of the financial year.
Statutory surplus reserve can be used to offset prior years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholding or by increasing the par value of the shares currently held by them, provided that the balance after such issue is not less than 25% of the registered capital.
For the year ended December 31, 2020, the
Company did not make any appropriation of statutory surplus reserve as the Company recorded a net loss in 2020 (2019: RMB181 million
).
For the year ended December 31, 2020, the Group recorded an increase in other reserves of
RMB700
million arising from capital injection from
non-controlling
interests in subsidiaries (December 31, 2019:
nil), a decrease in other reserves of RMB155 million arising from acquisition of non-controlling
interests in a subsidiary

(December 31, 2019: a decrease of

RMB10 million), and a decrease in other reserves of RMB7 million arising from adjustments in carrying amount of interest in associates relating to changes in an associate’s reserves (December 31, 2019: an increase of
RMB44 million).